COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.6

Data Compare Summary (Total)
Run Date - 4/1/2025 5:05:58 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	15	349	4.30%	349
City	7	349	2.01%	349
State	0	349	0.00%	349
Zip	16	349	4.58%	349
Borrower First Name	50	349	14.33%	349
Borrower Last Name	55	349	15.76%	349
Borrower SSN	44	333	13.21%	349
Original Loan Amount	33	349	9.46%	349
Original Interest Rate	24	349	6.88%	349
Representative FICO	21	349	6.02%	349
Property Type	58	349	16.62%	349
Occupancy	0	349	0.00%	349
Purpose	5	349	1.43%	349
Balloon Flag	0	333	0.00%	349
Original CLTV	29	310	9.35%	349
Prepayment Penalty Period (months)	57	325	17.54%	349
Lender	102	333	30.63%	349
Product Description	48	333	14.41%	349
Total Cash-out	152	158	96.20%	349
Escrow Account	315	333	94.59%	349
PITIA Reserves Months	331	333	99.40%	349
Interest Only Period	4	27	14.81%	349
Doc Type	13	170	7.65%	349
Original HCLTV	14	137	10.22%	349
Has FTHB	20	170	11.76%	349
Investor: Qualifying Total Debt Ratio	71	173	41.04%	349
Refi Purpose	3	125	2.40%	349
Margin	1	1	100.00%	349
Note Date	16	16	100.00%	349
Amortization Term	1	16	6.25%	349
Amortization Type	0	16	0.00%	349
Lien Position	0	16	0.00%	349
# of Units	1	16	6.25%	349
Original LTV	1	16	6.25%	349
Borrower FTHB	4	16	25.00%	349
Decision System	3	3	100.00%	349
Total	1,514	7,897	19.17%	349